INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
As of the beginning of period	$ 43,834,548
As of the end of period	41,586,032
Office equipment
Property, plant and equipment
As of the beginning of period	213,437
As of the end of period	195,440
Vehicles
Property, plant and equipment
As of the beginning of period	1,785,701
As of the end of period	1,239,458
Computer equipment and software
Property, plant and equipment
As of the beginning of period	123,472
As of the end of period	71,085
Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,737,396
As of the end of period	4,050,264
Machinery and equipment
Property, plant and equipment
As of the beginning of period	6,336,691
As of the end of period	5,672,741
Land and buildings
Property, plant and equipment
As of the beginning of period	29,969,237
As of the end of period	29,473,512
Accumulated depreciation/amortization
Property, plant and equipment
As of the beginning of period	(13,225,424)	$ (4,587,248)
Adjustment of opening net book amount for application of IAS 29		(5,973,180)
Disposals	812,942	15,027
Depreciation of the period	(989,524)	(1,084,831)
Foreign currency translation	1,345,128	222,285
Revaluation	136,501	61,977
As of the end of period	(12,193,379)	(11,469,924)
Accumulated depreciation/amortization | Office equipment
Property, plant and equipment
As of the beginning of period	(415,682)	(49,129)
Adjustment of opening net book amount for application of IAS 29		(309,342)
Disposals		3,688
Depreciation of the period	(18,197)	(16,539)
Foreign currency translation	42,031	6,893
As of the end of period	(391,848)	(364,429)
Accumulated depreciation/amortization | Vehicles
Property, plant and equipment
As of the beginning of period	(1,818,836)	(560,691)
Adjustment of opening net book amount for application of IAS 29		(765,972)
Disposals	230,012
Depreciation of the period	(210,091)	(254,987)
Foreign currency translation	161,860	8,119
As of the end of period	(1,637,055)	(1,573,531)
Accumulated depreciation/amortization | Computer equipment and software
Property, plant and equipment
As of the beginning of period	(832,185)	(207,402)
Adjustment of opening net book amount for application of IAS 29		(491,761)
Disposals	349,836
Depreciation of the period	(15,632)	(30,777)
Foreign currency translation	80,871	8,668
As of the end of period	(417,110)	(721,272)
Accumulated depreciation/amortization | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(1,701,034)	(318,582)
Adjustment of opening net book amount for application of IAS 29		(912,661)
Depreciation of the period	(178,229)	(166,913)
Foreign currency translation	181,769	26,265
As of the end of period	(1,697,494)	(1,371,891)
Accumulated depreciation/amortization | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(3,896,810)	(937,736)
Adjustment of opening net book amount for application of IAS 29		(2,115,831)
Disposals	233,094	11,339
Depreciation of the period	(258,832)	(311,004)
Foreign currency translation	415,489	74,247
As of the end of period	(3,507,059)	(3,278,985)
Accumulated depreciation/amortization | Land and buildings
Property, plant and equipment
As of the beginning of period	(4,560,877)	(2,513,708)
Adjustment of opening net book amount for application of IAS 29		(1,377,613)
Depreciation of the period	(308,543)	(304,611)
Foreign currency translation	463,108	98,093
Revaluation	136,501	61,977
As of the end of period	$ (4,542,813)	$ (4,159,816)